SCHEDULE OF ESTIMATE FAIR VALUE OF SHARE BASED COMPENSATION AWARDS (Details) - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Expected volatility	90.00%	90.00%
Risk free interest rate	4.00%	4.00%
Expected term	10 years	10 years
Expected dividend
Current price input	$ 0.50	$ 0.50